Net Loss Per Share Attributable to Common Shareholders - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (153,380)	$ (57,643)
Denominator:
Weighted-average shares used in computing net loss per attributable to common stockholders, basic and diluted	115,301,526	20,885,580
Class A Common Stock [Member]
Numerator:
Net loss attributable to common stockholders	$ (149,960)	$ (57,642)
Denominator:
Weighted-average shares used in computing net loss per attributable to common stockholders, basic and diluted	112,717,964	20,885,580
Net loss per share
Net loss per share attributable to common shareholders, basic and diluted	$ (1.33)	$ (2.76)
Class C Common Stock [Member]
Numerator:
Net loss attributable to common stockholders	$ (3,437)
Denominator:
Weighted-average shares used in computing net loss per attributable to common stockholders, basic and diluted	2,583,562
Net loss per share
Net loss per share attributable to common shareholders, basic and diluted	$ (1.33)